Average Annual Total Returns (Optimized All Cap Trust)	12 Months Ended
May 01, 2011
Russell 3000 Value Index
Average Annual Return:
One Year	16.93%
Five Year	2.74%
Since Inception	6.99%
Date of Inception	May 05, 2003
Series I, Optimized All Cap Trust
Average Annual Return:
One Year	19.65%
Five Year	0.83%
Since Inception	6.50%
Date of Inception	May 05, 2003
Series II, Optimized All Cap Trust
Average Annual Return:
One Year	19.40%
Five Year	0.64%
Since Inception	6.29%
Date of Inception	May 05, 2003
Series NAV, Optimized All Cap Trust
Average Annual Return:
One Year	19.73%
Five Year	0.90%
Since Inception	6.58%
Date of Inception	Apr. 29, 2005